Cover Page	Aug. 10, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 10, 2026
Entity Registrant Name	PLAYBOY, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39312
Entity Tax Identification Number	37-1958714
Entity Address, Address Line One	10960 Wilshire Blvd.
Entity Address, Address Line Two	Suite 2200
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90024
City Area Code	310
Local Phone Number	424-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	PLBY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001803914
Amendment Flag	false